ATA Creativity Global ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cost of revenues	¥ 104,315,856	$ 15,124,377	¥ 97,413,915	¥ 98,521,027
Operating expenses	(159,108,097)	(23,068,505)	(171,207,051)	(171,455,118)
Foreign currency exchange losses, net	5,436	788	(213,046)	(1,052,856)
Loss before income taxes	(54,515,615)	(7,904,021)	(37,949,694)	(110,853,584)
Net loss attributable to ATA Creativity Global	(47,892,909)	(6,943,819)	(33,649,593)	(92,198,032)
Comprehensive loss attributable to ATA Creativity Global	(47,336,147)	(6,863,096)	(33,784,718)	(92,144,587)
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cost of revenues	(88,930)	(12,894)	(90,029)
Operating expenses	(6,175,519)	(895,366)	(6,412,398)	(10,748,782)
Provision for loan receivable				(3,943,902)
Investment loss	(41,635,317)	(6,036,554)	(5,120,016)	(83,753,528)
Interest income	6,861	995	139	63,613
Foreign currency exchange losses, net	(4)	(1)	(45)	(5)
Loss before income taxes	(47,892,909)	(6,943,820)	(11,622,349)	(98,382,604)
Net loss attributable to ATA Creativity Global	(47,892,909)	(6,943,820)	(11,622,349)	(98,382,604)
Other comprehensive income (loss)	556,762	80,723	(135,125)	53,445
Comprehensive loss attributable to ATA Creativity Global	¥ (47,336,147)	$ (6,863,097)	¥ (11,757,474)	¥ (98,329,159)